Share Plans (Tables)	12 Months Ended
Sep. 28, 2012
ADT Incentive Equity Awards Issued and Related Weighted-Average Grant-Date Fair Values

The ADT incentive equity awards issued and the related weighted-average grant-date fair values are as follows:

	Shares	Weighted-Average Grant-Date Fair Value
Stock options	7,837,941	$7.78
Restricted stock units	3,169,241	20.86

Schedule of Share-based Compensation, Stock Options, Activity

Details related to the Company’s stock options as of September 28, 2012 are presented below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($in millions)
Outstanding as of September 28, 2012	7,837,941	$26.97	5.7	$72
Exercisable as of September 28, 2012	4,491,004	$28.78	4.1	$33

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The weighted-average assumptions used in the Black-Scholes pricing model for options converted on September 28, 2012 were as follows:

Risk-free interest rate	1.01 – 1.21%
Expected life of options (years)	5.5 – 6.5
Expected annual dividend yield	1.42%
Expected stock price volatility	33%